Revenue - Summary of Breakdown of Revenue by Service Offering (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disaggregation of Revenue [Line Items]
Service Revenue	$ 332,893	$ 216,829	$ 478,046	$ 359,681
Digital Customer Experience [Member]
Disaggregation of Revenue [Line Items]
Service Revenue	213,277	136,562	300,424	206,471
Content Security [Member]
Disaggregation of Revenue [Line Items]
Service Revenue	79,122	57,614	127,657	104,259
AI Operations [Member]
Disaggregation of Revenue [Line Items]
Service Revenue	$ 40,494	$ 22,653	$ 49,965	$ 48,951